Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the issuance of the financial statements.

Warrant Exercises

Between February 2, 2016 and February 3, 2016, the Company issued an aggregate of 1,680,557 shares of preferred stock to certain holders of Series B-1 Warrants who exercised their Series B-1 Warrants using the alternative cashless exercise feature and elected to receive their shares in the form of preferred stock rather than common stock (see Note 10 above for an explanation of this feature). These shares were issued pursuant to exemptions from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

On February 24, 2016 the Company issued an aggregate of 641,666 shares of common stock to certain holders of Series B-2 and Series B-3 Warrants who exercised their warrants using the alternative cashless exercise feature. These shares were issued pursuant to exemptions from the registration requirements of the Securities Act under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

On February 29, 2016 the Company issued an aggregate of 1,527,778 shares of preferred stock to certain holders of Series B-1 Warrants who exercised their warrants using the alternative cashless exercise feature and elected to receive their shares in the form of preferred stock rather than common stock (see Note 10 above for an explanation of this feature). These shares were issued pursuant to exemptions from the registration requirements of the Securities Act under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

Termination of Contract Negotiations

In a previous Current Report on Form 8-K, filed with the U.S. SEC on August 11, 2015, the Company reported being named as the preferred bidder for a contract for the provision, to a major NATO member country, of two ISR aircraft. The Company expected to be awarded the contract if and when it was able to finalize remaining administrative and licensing terms. The Company and officials of the country were not, however, able to finalize terms relating to a required performance bond, and on February 18, 2016, Tempus was formally notified by defense officials of the country that contract negotiations were being terminated, and that the Company’s bid bond, secured by a standby letter of credit in the amount of U.S. $750,000, would be liquidated. Tempus has been accounting for the bid bond amount as restricted cash. While Tempus believes that, under applicable law and rules, it has a right to the return of the bid bond, it is currently evaluating its ability to recover the amount through legal action or otherwise. Notwithstanding the foregoing, Tempus has elected to retrospectively take a full reserve against the standby letter of credit for the full amount of $750,000 given these developments (see Notes 2 and 6 above).

Acquisition of Tempus Jets, Inc.

On March 15, 2016, the Company purchased Tempus Jets, Inc. (“TJI”) from our CEO B. Scott Terry for consideration of $500,000, paid in the form of 242,131 shares of common stock of the Company. The number of shares issued to Mr. Terry was calculated based on the volume weighted average market price of the Company’s common stock for the previous 20 trading days.

TJI owns an operating certificate issued by the FAA in accordance with the requirements of Parts 119 and 135 of the FAR (the “Operating Certificate”). Prior to the Company’s purchase of TJI, TJI divested itself of substantially all of its assets other than the Operating Certificate, and settled or transferred all of its liabilities. As a result of the acquisition of TJI, the Company owns, and can operate under, the Operating Certificate. Under the Agreement, Mr. Terry and Jackson River Aviation, an affiliate of Mr. Terry’s, have indemnified the Company against liabilities that may arise from the acquisition. The transaction was approved by the independent directors of the Company after a review to determine that (a) the terms of the transaction were on an arm’s length basis; and (b) the transaction was effected by the issuance of Company securities to a person who is an owner of an asset in a business synergistic with the business of the Company, the transaction provided benefits to the Company in addition to the investment of funds and the transaction was not one in which the Company was issuing securities primarily for the purpose of raising capital or to an entity whose primary business was investing in securities.

Aircraft Lease Agreement

Effective as of February 25, 2016, we entered into an agreement to lease a Gulfstream G-IV, at a rate of $70,000 a month for a period of 40 months. The lease permits the lessor to exercise an option to sell the aircraft to the Company at any time after November 30, 2016, or the Company to purchase the aircraft from the lessor, in either case at a value of $5,500,000.

Shares Outstanding

As of the date of this filing, the number of shares of preferred stock issued and outstanding is 4,578,070 as compared to 1,369,735 shares issued and outstanding as of December 31, 2015 (see Note 11 above).

As of the date of this filing, the number of shares of common stock issued and outstanding is 9,720,218 as compared to 8,836,421 shares issued and outstanding as of December 31, 2015 (see Note 11 above).

As of the date of this filing, the number of Series B Warrants issued and outstanding is 275,000 as compared to 1,062,500 issued and outstanding as of December 31, 2015 (see Note 10 above).